UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

898 N. Broadway, Suite 2
Massapequa, New York 11758
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

898 N. Broadway, Suite 2

Massapequa, New York 11758
(Name and address of agent for service)

(844) 986-7676

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

Item 1. Reports to Stockholders.

(a)

Adasina Social Justice All Cap Global ETF

Ticker: JSTC

Semi-Annual Report

February 28, 2021

Adasina Social Justice All Cap Global ETF

TABLE OF CONTENTS

A Message to our Shareholders	1
Portfolio Allocation	3
Schedule of Investments	4
Statement of Assets and Liabilities	15
Statement of Operations	16
Statement of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	19
Expense Example	26
Basis for Trustees’ Approval of Investment Advisory and Sub-Advisory Agreements	27
Statement Regarding Liquidity Risk Management Program	30
Additional Information	31

Adasina Social Justice All Cap Global ETF

Dear Shareholders,

Robasciotti & Associates, Inc., doing business as Adasina Social Capital (“Adasina”) launched the Adasina Social Justice All Cap Global ETF (the “Fund”) on December 8, 2020. We started the Fund to be a highly diversified, global, all-cap portfolio that allows investors to align their portfolios with social justice values. The Fund uses community-sourced impact data to set the standards for how publicly traded companies participate in gender, racial, economic, and climate justice.

The Fund is designed to be an all-cap, core strategy for investors with social justice values. As a bridge between social justice movements and financial markets, Adasina enables impact-driven investors to pursue justice by harnessing the power of the current economic system. Our investment strategies aim to drive meaningful change because they are informed by the people who are most impacted by systemic inequities. Investors in the Fund can seek both a socially accountable and financially viable return on their investments.

The Fund’s investment objective seeks capital appreciation and income. Adasina seeks to invest the Fund’s assets to achieve returns similar to those of the Adasina Social Justice Index (the “Index”). The Index is designed to support progressive movements for change and includes a global universe of public companies whose practices are in alignment with social justice values. In addition to the metrics traditionally considered for Environmental, Social, and Governance (“ESG”) investing, the Fund screens companies based on the Adasina Social Justice Investment Criteria.

Fund Updates

In 2021, we have received incredible interest in the Fund, and despite the continued economic stressors of the pandemic, we are pleased to share performance updates. The information presented in this report relates to the since inception performance ended February 28, 2021 (the “Fiscal Period”).

During the Fiscal Period, the Fund generated a net asset value (“NAV”) total return of 4.40% and market total return of 4.73%. This compares to the 5.32% total return of the Index for the same period. Deviations between market price and NAV are often largely driven by the amount and timing of trading volume on any given day and, as such, there may be deviations in the short-term based on that factor alone. However, the Fund is expected to have healthy, and growing, daily volume as the track record is built, so we believe that market price and NAV will converge over longer time periods. We do expect some level of deviation regardless of trading volume given that the Fund holds significant foreign securities traded on markets that are closed when the NAV is calculated domestically each day.

During the Fiscal Period, we found from a sector perspective, based on performance attribution to the overall portfolio, the Technology, Financial, and Consumer (Cyclical) sectors were the leading contributors while Consumer (Non-Discretionary) and Basic Materials sectors were the leading detractors. Further, after reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included ASML Holding NV, SVB Financial Group, and Magna International, Inc. Conversely, the leading detractors included Roper Technologies, Inc., Banco Bradesco SA, and Verisk Analytics, Inc.

On February 12, 2021, our Investment Team made the decision to remove Alibaba Group Holding Ltd. from the Fund’s portfolio after reevaluating the company against our social justice investment criteria. Due to recent activity by Alibaba Group Holding Ltd. to develop surveillance that specifically targets Uighurs, an ethnic minority in China, the company was in violation of the Adasina social justice investment criteria’s citizen and immigrant surveillance screen. Our ability to remove companies in cases like this is a key reason why the Fund is actively managed despite its close tracking to the Index.

Looking Ahead

As the Fund continues to grow, we are excited to also grow our partnerships with all our shareholders, financial advisors, and other prospective investors.

Adasina and the Fund have received extensive press engagement and coverage in 2021 which has already resulted in Fund asset growth. We hope to see an increasing amount of Fund assets over the next year, building on the Fund asset growth from the past few months.

Beyond the Fund, Adasina also continues our larger strategy for social change. To achieve lasting social change, we know it takes scale that goes well beyond our own portfolio and must extend to the wider financial ecosystem. Adasina aims to have an impact by not only divesting from harmful industries, but by organizing other investors to join us in divesting and collectively advocating for companies to change their practices. As we use investor organizing and other tools to advance our goals, we look to a number of indicators for progress, and continue to evaluate the metrics most impactful for social justice.

We thank you for the assets you have entrusted with us and deeply value our relationship. For any questions about the Fund please contact your financial advisor or one of our shareholder associates at (833) 743-0080. You may also visit our website at www.adasinaetf.com or reach us via email at invest@adasina.com.

1

Adasina Social Justice All Cap Global ETF

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is contained in the Fund’s prospectus. The Fund’s prospectus may be obtained by clicking https://www.adasinaetf.com/. Please read the prospectus carefully before you invest.

Past performance does not guarantee future results.

A fund’s net asset value (“NAV”) per share is the sum of all its assets less any liabilities, divided by the number of shares outstanding. The market price is the most recent price at which the fund was traded.

As with all exchange-traded funds, Fund shares may be bought and sold in the secondary market at market prices. The market price normally should approximate the Fund’s NAV per share, but the market price sometimes may be higher or lower than the NAV. The Fund is newer with a limited operating history. There are a limited number of financial institutions authorized to buy and sell shares directly with the Fund; and there may be a limited number of other liquidity providers in the marketplace. There is no assurance that Fund shares will trade at any volume, or at all, on any stock exchange. Low trading activity may result in shares trading at a material discount to NAV.

Investors buy and sell ETF shares through a brokerage account or an investment advisor. Like ordinary stocks, brokerage commissions, and/or transaction costs or services fees may apply. Please consult your broker or financial advisor for their fee schedule.

There is no guarantee that the Fund’s investment strategy will be successful. Shares may trade at a premium or discount to their NAV in the secondary market, and the Fund’s holdings and returns may deviate from those of its benchmark index. These variations may be greater when markets are volatile or subject to unusual conditions. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. The Fund is new and has a limited operating history. You can lose money on your investment in the Fund. Diversification does not ensure profit or protect against loss in declining markets. Investments in foreign securities may involve risks such as social and political instability, market illiquidity, exchange-rate fluctuations, a high level of volatility and limited regulation. Investing in emerging markets involves different and greater risks, as these countries are substantially smaller, less liquid and more volatile than securities markets in more developed markets.

Shares of the Fund are distributed by Foreside Fund Services, LLC.

2

Adasina Social Justice All Cap Global ETF

Portfolio Allocation at February 28, 2021 (Unaudited)

Sector	% of Net Assets
Financial	24.0%
Consumer (Non-Cyclical)	22.6
Technology	17.1
Industrial	13.4
Consumer (Cyclical)	11.5
Communications	9.5
Basic Materials	1.4
Cash & Cash Equivalents (1)	0.5
Utilities	0.0(2)
Energy	0.0(2)
Total	100.0%

(1)	Represents cash, short-term investments, and liabilities in excess of other assets.
(2)	Does not round to 0.1% or (0.1)%, as applicable.

3

Adasina Social Justice All Cap Global ETF

Schedule of Investments at February 28, 2021 (Unaudited)

	Shares	Value
Common Stocks — 98.9%
Advertising — 0.7%
Ascential PLC	1,647	$8,234
Dentsu Group, Inc.	351	12,091
DKSH Holding AG	135	10,133
IPSOS (1)	378	14,705
Publicis Groupe SA (1)	2,106	124,081
WPP PLC	9,288	110,870
		280,114
Aerospace & Defense — 0.1%
Barnes Group, Inc.	810	42,403

Apparel — 0.5%
Adidas AG	513	179,892
Deckers Outdoor Corp. (1)	59	19,240
Kontoor Brands, Inc.	162	6,845
Oxford Industries, Inc.	216	16,468
		222,445
Auto Manufacturers — 1.5%
Autoneum Holding AG	135	24,292
Geely Automobile Holdings Ltd.	16,073	52,213
Great Wall Motor Co. Ltd. - H Shares	23,422	68,086
Mazda Motor Corp.	1,782	14,033
Renault SA	3,105	139,918
Stellantis NV (1)	9,121	148,618
Subaru Corp.	3,051	56,945
Suzuki Motor Corp.	1,161	50,117
Traton SE	2,970	83,095
		637,317
Auto Parts & Equipment — 1.1%
Cooper Tire & Rubber Co.	216	12,364
Denso Corp.	3,402	203,979
Faurecia SE (1)	297	15,433
Magna International, Inc.	2,538	214,888
Methode Electronics, Inc.	270	10,511
		457,175
Banks — 6.7%
Banco BPM SpA	3,375	8,701
Bank Negara Indonesia Persero Tbk PT	18,090	7,559
Bank of Communications Co. Ltd. - H Shares	215,974	121,944
Bank OZK	216	8,904
Bank Rakyat Indonesia Persero Tbk PT	399,762	132,225
Banner Corp.	330	17,087
BAWAG Group AG (1)	243	12,695

	Shares	Value
Banks — 6.7% (Continued)
BOC Hong Kong Holdings Ltd.	16,584	$55,156
Cadence BanCorp	783	16,067
CaixaBank SA (1)	13,797	40,309
China Merchants Bank Co. Ltd. - H Shares	22,201	170,428
CIT Group, Inc.	189	8,571
Comerica, Inc.	324	22,064
Commerce Bancshares, Inc. (2)	216	15,990
Credicorp Ltd.	216	34,562
DBS Group Holdings Ltd.	13,662	273,713
DNB ASA	4,131	80,898
Eagle Bancorp, Inc.	297	14,520
East West Bancorp, Inc.	324	23,380
Fifth Third Bancorp	7,425	257,573
FinecoBank Banca Fineco SpA	810	14,325
First Bancorp	1,512	15,861
First Financial Bancorp	513	11,507
Hang Seng Bank Ltd.	3,024	58,474
Home Capital Group, Inc. (1)	594	14,737
Hope Bancorp, Inc.	918	12,081
Japan Post Bank Co. Ltd.	2,376	22,614
Malayan Banking Bhd	5,400	10,713
National Bank of Canada	3,051	193,182
NBT Bancorp, Inc.	1,161	42,063
Nordea Bank Abp (1)	10,206	92,728
Oversea-Chinese Banking Corp. Ltd.	19,737	163,127
Popular, Inc.	162	10,825
Prosperity Bancshares, Inc.	108	7,935
Public Bank Bhd	13,500	13,875
S&T Bancorp, Inc.	378	10,917
Sandy Spring Bancorp, Inc.	567	21,308
The Siam Commercial Bank PCL	16,875	57,678
Signature Bank	108	23,581
SpareBank 1 SMN	594	6,897
SVB Financial Group (1)	486	245,605
Svenska Handelsbanken AB - Class A	1,890	20,029
Synovus Financial Corp.	378	15,993
TCF Financial Corp.	297	13,312
Towne Bank	648	18,688
TrustCo Bank Corp.	2,025	13,932
Trustmark Corp.	567	17,101
Umpqua Holdings Corp.	783	13,366
United Overseas Bank Ltd.	10,071	186,924
Webster Financial Corp.	162	8,960
Westpac Banking Corp.	5,076	93,608
Wintrust Financial Corp.	108	7,955

The accompanying notes are an integral part of these financial statements.

4

Adasina Social Justice All Cap Global ETF

SCHEDULE OF INVESTMENTS at February 28, 2021 (Unaudited) (Continued)

	Shares	Value
Common Stocks — 98.9% (Continued)
Banks — 6.7% (Continued)
Zions Bancorp N.A.	891	$47,374
		2,829,621
Beverages — 1.2%
Ambev SA - ADR	45,711	116,563
Arca Continental SAB de CV	6,642	30,223
Asahi Group Holdings Ltd.	2,160	93,504
Becle SAB de CV	14,661	30,352
Heineken Holding NV	2,376	205,340
Remy Cointreau SA	162	31,068
Royal Unibrew A/S	54	5,594
		512,644
Biotechnology — 1.9%
Alexion Pharmaceuticals, Inc. (1)	891	136,100
Amicus Therapeutics, Inc. (1)	324	3,979
Basilea Pharmaceutica AG (1)	108	5,540
Biogen, Inc. (1)	540	147,355
BioMarin Pharmaceutical, Inc. (1)	729	56,446
ChemoCentryx, Inc. (1)	108	7,327
CSL Ltd.	81	16,467
Eiken Chemical Co. Ltd.	351	6,688
Emergent BioSolutions, Inc. (1)	54	5,184
Exact Sciences Corp. (1)	405	55,129
Exelixis, Inc. (1)	270	5,848
Halozyme Therapeutics, Inc. (1)	216	9,774
Incyte Corp. (1)	567	44,600
Innovent Biologics, Inc. (1)	252	2,596
Innoviva, Inc. (1)	729	8,332
Inovio Pharmaceuticals, Inc. (1)	594	6,593
Intercept Pharmaceuticals, Inc. (1)	189	4,094
Ligand Pharmaceuticals, Inc. (1)	81	12,006
Moderna, Inc. (1)	405	62,698
Myriad Genetics, Inc. (1)	459	13,995
REGENXBIO, Inc. (1)	216	8,837
Seagen, Inc. (1)	270	40,800
Theravance Biopharma, Inc. (1)	324	5,369
Ultragenyx Pharmaceutical, Inc. (1)	54	7,643
Vertex Pharmaceuticals, Inc. (1)	621	131,993
		805,393
Building Materials — 2.3%
AAON, Inc. (2)	162	12,490
AGC, Inc.	324	11,860
American Woodmark Corp. (1)	219	20,457
Apogee Enterprises, Inc.	541	20,233
Boise Cascade Co.	891	44,497
Carrier Global Corp.	4,050	147,946

	Shares	Value
Building Materials — 2.3% (Continued)
Fortune Brands Home & Security, Inc.	1,458	$121,218
Geberit AG	54	31,984
Gibraltar Industries, Inc. (1)	135	11,792
Ibstock PLC	2,673	7,975
James Hardie Industries PLC - CDI	5,373	151,873
Lennox International, Inc.	594	166,183
Lixil Corp.	486	13,626
Marshalls PLC	1,323	12,615
Sika AG	324	85,966
Simpson Manufacturing Co., Inc.	378	36,840
Stella-Jones, Inc.	432	15,700
Trex Co., Inc. (1)	486	44,537
		957,792
Chemicals — 1.3%
EMS-Chemie Holding AG (1)	81	72,026
HB Fuller Co.	729	40,875
IMCD NV	378	46,776
Innospec, Inc.	108	10,849
Kansai Paint Co. Ltd.	216	5,640
Mitsubishi Chemical Holdings Corp.	1,836	12,749
Nitto Denko Corp.	405	34,555
Nolato AB - Class B	54	4,850
OC Oerlikon Corp AG	945	10,251
Orion Engineered Carbons SA	378	6,691
Rogers Corp. (1)	27	4,900
RPM International, Inc.	2,889	230,080
Sensient Technologies Corp.	243	18,917
Symrise AG	540	63,395
		562,554
Commercial Services — 4.4%
Adecco Group AG	810	51,071
Adyen NV (1)	27	62,792
ALD SA (1)	648	9,533
Bangkok Expressway & Metro PCL	45,171	11,917
The Bidvest Group Ltd.	891	9,898
Bravida Holding AB	729	9,303
Cardtronics PLC (1)	439	16,923
CBIZ, Inc. (1)	2,079	62,682
Chegg, Inc. (1)	108	10,425
CorVel Corp. (1)	351	35,626
CoStar Group, Inc. (1)	135	111,208
Deluxe Corp.	270	10,673
Edenred	999	55,646
Element Fleet Management Corp.	918	9,049

The accompanying notes are an integral part of these financial statements.

5

Adasina Social Justice All Cap Global ETF

SCHEDULE OF INVESTMENTS at February 28, 2021 (Unaudited) (Continued)

	Shares	Value
Common Stocks — 98.9% (Continued)
Commercial Services — 4.4% (Continued)
Euronet Worldwide, Inc. (1)	135	$20,292
EVERTEC, Inc.	378	14,704
Forrester Research, Inc. (1)	405	18,298
FTI Consulting, Inc. (1)	108	12,371
Gartner, Inc. (1)	918	164,359
Grace Technology, Inc.	81	4,060
Herc Holdings, Inc. (1)	270	23,695
Hypoport SE (1)	27	19,041
IHS Markit Ltd.	2,349	211,786
Insperity, Inc.	108	9,580
Korn Ferry	324	19,942
Medifast, Inc.	54	13,661
Monro, Inc.	162	10,042
Moody’s Corp.	686	188,575
Morningstar, Inc.	189	42,383
Nexi SpA (1)	432	7,805
Outsourcing, Inc.	648	9,914
Pagegroup PLC	2,079	13,900
Promotora y Operadora de Infraestructura SAB de CV	1,539	11,359
Recruit Holdings Co. Ltd.	2,322	115,097
Rent-A-Center, Inc.	378	21,833
Savills PLC	1,647	26,596
Secom Co. Ltd.	135	11,691
Securitas AB - Class B	999	15,395
Terminix Global Holdings, Inc. (1)	162	7,292
TKC Corp.	243	14,415
TransUnion	1,431	120,505
Triton International Ltd	702	40,562
Verisk Analytics, Inc.	945	154,838
WEX, Inc. (1)	162	33,753
Worldline SA (1)	405	36,279
		1,880,769
Computers — 2.9%
3D Systems Corp. (1)	1,773	63,544
Alten SA	135	15,002
Amdocs Ltd.	1,026	77,781
Atos SE (1)	621	48,709
Avast PLC	1,242	8,022
Bechtle AG	189	35,856
CANCOM SE	135	8,685
Capgemini SE	351	56,728
CGI, Inc. - Class A (1)	756	56,730
Check Point Software Technologies Ltd. (1)	648	71,436
Cognyte Software Ltd. (1)	675	19,487
Computacenter PLC	270	7,874

	Shares	Value
Computers — 2.9% (Continued)
CyberArk Software Ltd. (1)	324	$47,573
EPAM Systems, Inc. (1)	216	80,700
FDM Group Holdings PLC	1,161	16,297
Fortinet, Inc. (1)	783	132,210
Indra Sistemas SA (1)	1,377	12,159
Itochu Techno-Solutions Corp.	297	9,116
Jenoptik AG	270	8,704
Kainos Group PLC	837	15,400
Logitech International SA	729	78,126
Lumentum Holdings, Inc. (1)(2)	135	12,150
MAXIMUS, Inc.	594	48,280
NCR Corp. (1)	324	11,262
NetScout Systems, Inc. (1)	1,350	38,097
NSD Co. Ltd.	432	7,380
Pentamaster Corp. Bhd (1)	8,100	12,588
Perspecta, Inc.	594	17,345
Pure Storage, Inc. (1)(2)	567	13,256
Qualys, Inc. (1)	189	18,363
S&T AG	729	19,609
SCSK Corp.	108	6,356
Softwareone Holding AG	432	12,407
Sopra Steria Group	54	8,829
Stratasys Ltd. (1)	621	21,418
Tenable Holdings, Inc. (1)	243	9,941
TietoEVRY Oyj	243	7,563
TTEC Holdings, Inc.	189	15,902
Varonis Systems, Inc. (1)	165	30,284
Wipro Ltd. - ADR	8,586	52,632
		1,233,801
Cosmetics & Personal Care — 0.5%
Beiersdorf AG	783	77,838
Edgewell Personal Care Co.	432	13,215
Kao Corp.	960	64,372
Kose Corp.	27	4,326
Pigeon Corp.	108	3,903
Shiseido Co. Ltd.	324	24,064
Unicharm Corp.	108	4,274
YA-MAN Ltd.	405	6,284
		198,276
Distribution & Wholesale — 1.7%
AddTech AB - Class B	810	11,861
ALSO Holding AG	27	7,352
Avient Corp.	437	18,887
H&E Equipment Services, Inc.	486	15,032
IAA, Inc. (1)	189	11,081
KAR Auction Services, Inc. (2)	540	7,512
Munters Group AB	1,566	13,516
Pool Corp.	351	117,504

The accompanying notes are an integral part of these financial statements.

6

Adasina Social Justice All Cap Global ETF

SCHEDULE OF INVESTMENTS at February 28, 2021 (Unaudited) (Continued)

	Shares	Value
Common Stocks — 98.9% (Continued)
Distribution & Wholesale — 1.7% (Continued)
ScanSource, Inc. (1)	378	$10,750
Seven Group Holdings Ltd.	567	9,521
Toromont Industries Ltd.	648	47,448
Toyota Tsusho Corp.	3,159	132,243
W.W. Grainger, Inc.	783	291,832
WESCO International, Inc. (1)	540	43,351
		737,890
Diversified Financial Services — 6.5%
Aareal Bank AG	324	8,652
Ally Financial, Inc.	5,724	237,546
American Express Co.	2,675	361,821
Azimut Holding SpA	324	7,476
Bolsa Mexicana de Valores SAB de CV	4,779	9,798
Brightsphere Investment Group, Inc.	841	15,222
Columbia Financial, Inc. (1)	567	9,265
CSC Financial Co. Ltd. - H Shares	7,921	10,374
Daiwa Securities Group, Inc.	1,728	8,395
DWS Group GmbH & Co KGaA	216	9,057
ECN Capital Corp.	3,645	23,004
Encore Capital Group, Inc. (1)	189	6,316
First National Financial Corp.	540	18,900
Flow Traders	216	8,856
Franklin Resources, Inc.	4,374	114,468
Haitong Securities Co. Ltd. - H Shares	12,165	11,118
Hong Kong Exchanges & Clearing Ltd.	435	26,535
Julius Baer Group Ltd.	891	54,919
KB Financial Group, Inc. - ADR	1,566	60,009
London Stock Exchange Group PLC	810	108,920
LPL Financial Holdings, Inc.	162	21,310
Muangthai Capital PCL	3,240	7,015
Nasdaq, Inc.	1,107	153,087
Pagseguro Digital Ltd. - Class A (1)	189	10,973
Piper Sandler Companies	108	11,483
PRA Group, Inc. (1)	270	9,952
Quilter PLC	5,292	10,802
Raymond James Financial, Inc.	2,052	239,550
Resurs Holding AB	1,323	7,330
Santander Consumer USA Holdings, Inc.	513	12,825
SBI Holdings, Inc.	243	6,747
SEI Investments Co.	297	16,632
Singapore Exchange Ltd.	1,620	12,171
St. James’s Place PLC	1,053	17,284

	Shares	Value
Diversified Financial Services — 6.5% (Continued)
Stifel Financial Corp.	190	$11,605
T. Rowe Price Group, Inc.	1,647	267,045
TMX Group Ltd.	162	15,546
Virtus Investment Partners, Inc.	216	54,194
Visa, Inc. - Class A	3,456	734,020
		2,730,222
Electric — 0.0% (3)
Gunkul Engineering PCL	136,215	12,295

Electrical Components & Equipment — 0.7%
Belden, Inc.	351	15,518
Energizer Holdings, Inc.	378	15,800
EnerSys	162	14,625
Generac Holdings, Inc. (1)	459	151,268
Novanta, Inc. (1)	81	10,719
Universal Display Corp.	405	85,735
		293,665
Electronics — 2.7%
Advanced Energy Industries, Inc.	139	14,519
Allegion PLC	1,701	185,035
Badger Meter, Inc.	167	18,135
Brady Corp. - Class A	189	9,906
Celestica, Inc. (1)	1,350	11,250
Coherent, Inc. (1)	27	6,532
FARO Technologies, Inc. (1)	216	20,187
Flex Ltd. (1)	837	15,225
Itron, Inc. (1)	108	12,662
KCE Electronics PCL	7,101	12,783
Keysight Technologies, Inc. (1)	1,296	183,410
MINEBEA MITSUMI, Inc.	351	8,615
National Instruments Corp.	378	16,783
nVent Electric PLC	783	20,562
Roper Technologies, Inc.	837	316,068
TDK Corp.	475	67,946
Venture Corp. Ltd.	972	14,035
Waters Corp. (1)	540	147,895
Woodward, Inc.	594	67,847
		1,149,395
Engineering & Construction — 1.2%
Ackermans & Van Haaren NV (1)	405	65,676
Aecon Group, Inc.	2,754	40,026
Aena SME SA	486	83,118
AF Poyry AB - Class B	351	9,602
Arcosa, Inc.	381	21,614
Comfort Systems USA, Inc.	351	21,741
Dycom Industries, Inc. (1)	81	6,203
Frontdoor, Inc. (1)	189	9,898

The accompanying notes are an integral part of these financial statements.

7

Adasina Social Justice All Cap Global ETF

SCHEDULE OF INVESTMENTS at February 28, 2021 (Unaudited) (Continued)

	Shares	Value
Common Stocks — 98.9% (Continued)
Engineering & Construction — 1.2% (Continued)
Grupo Aeroportuario del Pacifico SAB de CV - Class B	972	$9,831
Infrastrutture Wireless Italiane SpA	4,644	48,562
Jasmine Broadband Internet Infrastructure Fund	53,568	16,709
NCC AB - Class B	351	5,854
Obayashi Corp.	702	6,016
Primoris Services Corp.	648	21,689
Skanska AB - Class B	4,941	120,465
SNC-Lavalin Group, Inc.	756	15,287
SPIE SA	594	13,425
Taisei Corp.	270	9,516
		525,232
Entertainment — 1.1%
Evolution Gaming Group AB	812	101,672
Flutter Entertainment PLC	540	104,337
Gamesys Group PLC	1,053	20,081
Great Canadian Gaming Corp. (1)	594	19,894
International Game Technology PLC	1,435	26,246
Oriental Land Co. Ltd.	273	45,713
Scientific Games Corp. (1)	243	11,380
Vail Resorts, Inc.	459	141,914
		471,237
Environmental Control — 0.8%
Befesa SA	216	14,734
Covanta Holding Corp.	972	13,657
Sweco AB - Class B	918	13,267
Tetra Tech, Inc.	297	41,096
Waste Connections, Inc.	2,565	251,779
		334,533
Food — 1.6%
B&G Foods, Inc.	811	24,598
Bid Corp. Ltd.	378	7,072
George Weston Ltd.	1,701	125,587
Grocery Outlet Holding Corp. (1)	162	5,830
HelloFresh SE (1)	108	8,455
ICA Gruppen AB	216	10,309
Ingredion, Inc.	621	56,014
J Sainsbury PLC	2,862	9,051
Lancaster Colony Corp.	189	33,013
Metro, Inc.	1,242	51,897
Nissin Foods Holdings Co. Ltd.	135	10,200
The North West Co., Inc.	675	16,598
Orkla ASA	4,428	41,061

	Shares	Value
Food — 1.6% (Continued)
P/F Bakkafrost	108	$7,725
Premium Brands Holdings Corp.	351	28,560
Saputo, Inc.	3,591	101,660
Seven & i Holdings Co. Ltd.	1,523	57,709
The SPAR Group Ltd.	675	8,484
Suedzucker AG	459	7,259
Tiger Brands Ltd.	756	10,066
US Foods Holding Corp. (1)	513	18,704
Woolworths Group Ltd.	1,431	43,650
		683,502
Forest Products & Paper — 0.0% (3)
Neenah, Inc.	243	13,443

Hand & Machine Tools — 0.3%
Franklin Electric Co., Inc.	459	34,453
Snap-on, Inc.	432	87,743
		122,196
Healthcare - Products — 5.5%
Adaptive Biotechnologies Corp. (1)	108	6,110
Alcon, Inc. (1)	891	61,552
Arjo AB - Class B	1,809	13,212
Asahi Intecc Co. Ltd.	270	7,742
Biotage AB	918	16,622
Bio-Techne Corp.	459	166,016
Cantel Medical Corp.	135	10,028
CONMED Corp.	162	19,936
ConvaTec Group PLC	3,726	9,814
The Cooper Companies, Inc.	486	187,659
Demant A/S (1)	378	15,666
DENTSPLY SIRONA, Inc.	2,241	118,930
Elekta AB - Class B	621	8,417
Glaukos Corp. (1)	108	10,212
Hill-Rom Holdings, Inc.	432	46,081
IDEXX Laboratories, Inc. (1)	304	158,132
Inogen, Inc. (1)	216	11,338
Insulet Corp. (1)	270	69,957
Integer Holdings Corp. (1)	162	14,287
Intuitive Surgical, Inc. (1)	345	254,196
Koninklijke Philips NV	3,456	188,581
Lifco AB - Class B	162	15,486
LivaNova PLC (1)(2)	162	12,561
Luminex Corp.	432	14,049
Masimo Corp. (1)	459	115,085
Natus Medical, Inc. (1)	486	12,592
Nevro Corp. (1)	162	26,759
Novocure Ltd. (1)	189	28,180
NuVasive, Inc. (1)	243	14,660

The accompanying notes are an integral part of these financial statements.

8

Adasina Social Justice All Cap Global ETF

SCHEDULE OF INVESTMENTS at February 28, 2021 (Unaudited) (Continued)

	Shares	Value
Common Stocks — 98.9% (Continued)
Healthcare - Products — 5.5% (Continued)
Orthofix Medical, Inc. (1)	378	$17,581
Penumbra, Inc. (1)(2)	27	7,680
ResMed, Inc.	729	140,537
Sectra AB - Class B	108	8,678
Siemens Healthineers AG	1,404	78,102
Smith & Nephew PLC	2,457	47,593
Sonova Holding AG	135	34,716
STAAR Surgical Co. (1)	81	8,425
STERIS PLC	945	165,186
Tecan Group AG	81	34,197
Varian Medical Systems, Inc. (1)	729	127,772
		2,304,327
Healthcare - Services — 1.9%
Anthem, Inc.	1,593	482,982
Attendo AB	1,593	8,773
Bangkok Dusit Medical Services PCL	66,177	43,920
Chularat Hospital PCL	129,276	11,154
Encompass Health Corp.	594	47,781
The Ensign Group, Inc.	189	15,502
Eurofins Scientific SE	162	14,480
Evotec SE (1)	324	12,612
H.U. Group Holdings, Inc.	243	7,515
IHH Healthcare Bhd	8,100	10,166
LHC Group, Inc. (1)	216	39,249
Syneos Health, Inc. (1)(2)	216	16,708
Tivity Health, Inc. (1)	1,782	42,412
WuXi AppTec Co. Ltd. - H Shares	1,630	33,977
		787,231
Home Builders — 0.2%
Barratt Developments PLC	1,701	15,800
Installed Building Products, Inc.	108	11,811
Sekisui Chemical Co. Ltd.	459	8,164
Taylor Wimpey PLC	5,967	13,148
Winnebago Industries, Inc.	406	28,258
		77,181
Home Furnishings — 0.5%
Herman Miller, Inc.	216	8,285
iRobot Corp. (1)	108	13,404
Panasonic Corp.	9,882	126,655
SEB SA	189	34,113
Sleep Number Corp. (1)	135	18,512
		200,969
Household Products & Wares — 1.0%
ACCO Brands Corp.	2,163	17,520
Henkel AG & Co KGaA	1,971	175,602

	Shares	Value
Household Products & Wares — 1.0% (Continued)
Reckitt Benckiser Group PLC	1,350	$113,246
Unilever Indonesia Tbk PT	185,328	91,102
WD-40 Co.	81	25,252
		422,722
Insurance — 9.6%
Ageas SA/NV	702	39,588
AIA Group Ltd.	8,600	107,592
Allianz SE	1,593	386,329
Alm Brand A/S	459	5,275
Arch Capital Group Ltd. (1)	4,107	147,113
Arthur J. Gallagher & Co.	2,194	262,841
Assicurazioni Generali SpA	7,047	133,009
Assured Guaranty Ltd.	216	9,552
AXA SA	9,288	234,494
Axis Capital Holdings Ltd.	729	36,836
Brighthouse Financial, Inc. (1)	162	6,462
China Life Insurance Co. Ltd. - H Shares	45,172	95,266
China Pacific Insurance Group Co. Ltd. - H Shares	7,518	34,550
CNA Financial Corp.	1,134	48,240
CNP Assurances	4,806	86,978
Direct Line Insurance Group PLC	1,944	8,714
Employers Holdings, Inc.	486	16,179
Essent Group Ltd.	216	8,906
Everest Re Group Ltd.	216	52,231
First American Financial Corp.	297	15,604
Globe Life, Inc.	1,134	105,916
Hannover Rueck SE	270	45,980
The Hanover Insurance Group, Inc.	351	40,488
Harel Insurance Investments & Financial Services Ltd.	1,539	13,984
The Hartford Financial Services Group, Inc.	4,028	204,179
Horace Mann Educators Corp.	945	36,420
Intact Financial Corp.	378	42,470
Kemper Corp.	189	14,292
Kinsale Capital Group, Inc.	54	9,507
Lincoln National Corp.	702	39,923
Manulife Financial Corp.	11,286	226,166
MBIA, Inc. (1)	1,296	9,461
Mercury General Corp.	243	14,191
MGIC Investment Corp.	783	9,537
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	594	175,202
NMI Holdings, Inc. (1)	324	7,407
Palomar Holdings, Inc. (1)	217	18,473

The accompanying notes are an integral part of these financial statements.

9

Adasina Social Justice All Cap Global ETF

SCHEDULE OF INVESTMENTS at February 28, 2021 (Unaudited) (Continued)

	Shares	Value
Common Stocks — 98.9% (Continued)
Insurance — 9.6% (Continued)
The People’s Insurance Co. Group of China Ltd. - H Shares	171,540	$53,293
PICC Property & Casualty Co. Ltd. - H Shares	36,872	27,901
Primerica, Inc.	27	3,813
Principal Financial Group, Inc.	4,320	244,426
Radian Group, Inc.	378	7,711
RenaissanceRe Holdings Ltd.	243	40,576
RSA Insurance Group PLC	1,836	17,337
Safety Insurance Group, Inc.	189	14,946
Sampo Oyj - A Shares	297	13,292
SCOR SE (1)	540	18,012
Sun Life Financial, Inc.	2,214	107,097
Suncorp Group Ltd.	1,026	7,896
Swiss Re AG	1,458	137,602
Talanx AG	405	16,940
Third Point Reinsurance Ltd. (1)	1,620	16,540
Tokio Marine Holdings, Inc.	351	17,306
The Travelers Companies, Inc.	1,782	259,281
UnipolSai Assicurazioni SpA (1)	17,442	50,895
United Fire Group, Inc.	297	8,747
Unum Group	432	11,439
White Mountains Insurance Group Ltd.	27	32,267
Willis Towers Watson PLC	999	220,419
		4,077,091
Internet — 3.4%
Adevinta ASA (1)	2,295	32,272
Anaplan, Inc. (1)	162	10,528
Auto Trader Group PLC	1,809	13,915
CDW Corp.	1,215	190,621
Cerved Group SpA	1,458	11,928
Delivery Hero SE (1)	81	10,392
eBay, Inc.	3,429	193,464
F5 Networks, Inc. (1)	1,053	200,049
Farfetch Ltd. - Class A (1)	783	51,584
FireEye, Inc. (1)	810	15,649
Fiverr International Ltd. (1)	27	7,289
Grubhub, Inc. (1)	108	6,920
Iliad SA	27	4,805
M3, Inc.	216	17,081
MercadoLibre, Inc. (1)	1	1,638
Mimecast Ltd. (1)	243	10,420
Moneysupermarket.com Group PLC	1,836	7,444
New Work SE	27	7,243
NIC, Inc.	1,674	58,105

	Shares	Value
Internet — 3.4% (Continued)
Prosus NV - N Shares	540	$64,274
Rakuten, Inc.	3,699	41,351
Reply SpA	81	9,448
Rightmove PLC	675	5,332
Scout24 AG	432	32,746
SEEK Ltd.	594	11,819
Spotify Technology SA (1)	324	99,591
Tencent Music Entertainment Group - Class A - ADR (1)	459	11,806
Trend Micro, Inc.	270	12,975
Trip.com Group Ltd. - ADR (1)	459	18,108
VeriSign, Inc. (1)	972	188,597
Wix.com Ltd. (1)	54	18,823
Z Holdings Corp.	4,216	25,662
Zendesk, Inc. (1)	324	47,349
Zooplus AG (1)	27	6,620
		1,445,848
Investment Companies — 0.6%
EXOR NV	1,863	150,377
Groupe Bruxelles Lambert SA	324	32,311
Investor AB - Class A	1,080	80,035
		262,723
Leisure Time — 0.4%
Brunswick Corp.	274	24,213
Callaway Golf Co.	1,971	55,090
Harley-Davidson, Inc.	297	10,594
Peloton Interactive, Inc. - Class A (1)	405	48,790
Thule Group AB	243	10,212
Trigano SA	27	5,096
Yamaha Motor Co. Ltd.	405	8,815
		162,810
Lodging — 0.3%
Choice Hotels International, Inc.	567	59,461
Genting Malaysia Bhd	16,200	11,567
Huazhu Group Ltd. - ADR	729	42,384
Melia Hotels International SA	1,512	12,847
Minor International PCL	18,522	18,593
		144,852
Machinery - Diversified — 2.2%
Applied Industrial Technologies, Inc.	326	27,831
ATS Automation Tooling Systems, Inc. (1)	783	17,349
FANUC Corp.	297	73,428
Graco, Inc.	3,240	224,694
Hexagon AB - Class B	1,053	88,200

The accompanying notes are an integral part of these financial statements.

10

Adasina Social Justice All Cap Global ETF

SCHEDULE OF INVESTMENTS at February 28, 2021 (Unaudited) (Continued)

	Shares	Value
Common Stocks — 98.9% (Continued)
Machinery - Diversified — 2.2% (Continued)
Inficon Holding AG	27	$29,824
Kardex Holding AG	135	28,781
Mueller Water Products, Inc.	3,753	48,376
Neles Oyj	432	5,369
Nordson Corp.	891	171,437
Otis Worldwide Corp.	1,917	122,132
Stabilus SA	135	10,151
Tennant Co.	216	16,459
The Toro Co.	621	62,578
Zardoya Otis SA	2,268	14,701
Zehnder Group AG	108	8,220
		949,530
Media — 1.3%
Cable One, Inc.	62	118,721
The EW Scripps Co. - Class A	864	16,261
FactSet Research Systems, Inc.	324	98,467
Informa PLC	10,179	78,385
Nordic Entertainment Group AB - Class B	135	6,168
ProSiebenSat.1 Media SE	702	14,468
Quebecor, Inc. - Class B	1,674	43,503
Sirius XM Holdings, Inc.	30,267	177,062
		553,035
Metal Fabricate & Hardware — 0.5%
Helios Technologies, Inc.	243	15,892
Lindab International AB	567	12,447
Martinrea International, Inc.	1,215	14,281
Reliance Worldwide Corp. Ltd.	2,970	9,887
Rexnord Corp.	1,026	46,119
SKF AB - Class B	1,512	41,417
The Timken Co.	594	46,540
Valmont Industries, Inc.	81	19,159
VAT Group AG	27	7,540
		213,282
Miscellaneous Manufacturers — 0.3%
Enerpac Tool Group Corp.	513	12,671
Federal Signal Corp.	1,323	48,170
Hillenbrand, Inc.	378	17,562
Indutrade AB	567	13,014
Raven Industries, Inc.	405	15,876
Uponor Oyj	378	7,965
		115,258
Office & Business Equipment — 0.1%
Datalogic SpA	459	9,321

	Shares	Value
Office & Business Equipment — 0.1% (Continued)
Xerox Holdings Corp.	567	$14,447
		23,768
Office Furnishings — 0.1%
HNI Corp.	1,215	43,242
Knoll, Inc.	567	9,248
		52,490
Packaging & Containers — 0.7%
Amcor PLC	17,550	191,997
AptarGroup, Inc.	486	63,214
Mayr Melnhof Karton AG	108	23,701
		278,912
Pharmaceuticals — 4.6%
AbbVie, Inc.	3,294	354,896
Alfresa Holdings Corp.	297	5,726
Amplifon SpA	378	15,141
AstraZeneca PLC	1,242	120,595
Bausch Health Companies, Inc. (1)	675	21,354
Bristol-Myers Squibb Co.	3,459	212,140
DexCom, Inc. (1)	216	85,921
Elan Corp.	486	5,989
Elanco Animal Health, Inc. (1)	1,836	60,331
Fagron (1)	567	13,606
Genomma Lab Internacional SAB de CV (1)	8,937	8,945
Herbalife Nutrition Ltd. (1)	297	13,359
Horizon Therapeutics PLC (1)	621	56,455
Ironwood Pharmaceuticals, Inc. (1)	837	7,726
Jazz Pharmaceuticals PLC (1)	108	18,148
Kalbe Farma Tbk PT	72,954	7,531
Kobayashi Pharmaceutical Co. Ltd.	54	5,099
Madrigal Pharmaceuticals, Inc. (1)	81	9,816
Neurocrine Biosciences, Inc. (1)	135	14,784
Novartis AG	3,375	291,496
PRA Health Sciences, Inc. (1)	378	55,721
Prestige Consumer Healthcare, Inc. (1)	378	15,766
Richter Gedeon Nyrt	1,188	34,104
Roche Holding AG (1)	891	293,244
Supernus Pharmaceuticals, Inc. (1)	486	13,059
Takeda Pharmaceutical Co. Ltd.	567	19,063
UCB SA (1)	135	13,509
Vectura Group PLC	4,266	6,680
Vifor Pharma AG	54	6,746
Zoetis, Inc.	1,080	167,659
Zogenix, Inc. (1)	270	5,727
		1,960,336

The accompanying notes are an integral part of these financial statements.

11

Adasina Social Justice All Cap Global ETF

SCHEDULE OF INVESTMENTS at February 28, 2021 (Unaudited) (Continued)

	Shares	Value
Common Stocks — 98.9% (Continued)
Pipelines — 0.0% (3)
Dogan Sirketler Grubu Holding AS	14,608	$6,243

Real Estate — 0.2%
Cushman & Wakefield PLC (1)	1,026	15,882
Ever Sunshine Lifestyle Services Group Ltd.	1,279	3,149
Guangzhou R&F Properties Co. Ltd.	11,883	15,870
McGrath RentCorp	648	50,324
		85,225
Retail — 3.5%
Alimentation Couche-Tard, Inc. - Class B	3,321	100,338
Alsea SAB de CV (1)	6,561	8,001
B&M European Value Retail SA	1,188	9,075
Beacon Roofing Supply, Inc. (1)	216	10,331
Bilia AB	648	8,732
BJ’s Wholesale Club Holdings, Inc. (1)	216	8,679
Canadian Tire Corp. Ltd. - Class A	324	42,084
Clicks Group Ltd.	486	7,854
CP ALL PCL	30,996	61,200
Dollarama, Inc.	432	16,526
Dufry AG	135	9,269
Fielmann AG	162	12,840
Freshpet, Inc. (1)	81	12,626
GrandVision NV	270	8,259
Group 1 Automotive, Inc.	54	8,232
Home Product Center PCL	17,928	7,913
Hornbach Holding AG & Co KGaA	135	12,814
Ichibanya Co. Ltd.	135	6,089
Industria de Diseno Textil SA	6,021	199,589
Kura Sushi, Inc.	189	12,719
La-Z-Boy, Inc.	1,188	50,621
Li Ning Co. Ltd.	4,686	26,338
Lululemon Athletica, Inc. (1)	540	168,307
Maisons du Monde SA	405	7,354
MOS Food Services, Inc.	189	5,446
Next PLC	729	77,052
PTG Energy PCL	12,555	8,083
Restaurant Brands International, Inc.	3,159	190,463
Sheng Siong Group Ltd.	8,451	9,915
Shop Apotheke Europe NV (1)	27	6,604
Skylark Holdings Co. Ltd.	486	7,518
Sun Art Retail Group Ltd.	7,546	6,517

	Shares	Value
Retail — 3.5% (Continued)
Sushiro Global Holdings Ltd.	297	$11,109
The TJX Companies, Inc.	4,509	297,549
Toridoll Holdings Corp.	594	8,463
Yamada Holdings Co. Ltd.	1,161	5,547
Zensho Holdings Co. Ltd.	324	8,628
		1,458,684
Savings & Loans — 0.1%
Provident Financial Services, Inc.	702	14,201
Washington Federal, Inc.	486	14,687
		28,888
Semiconductors — 5.1%
Advantest Corp.	472	38,765
AIXTRON SE	783	17,915
Ambarella, Inc. (1)	81	9,112
ams AG	297	7,014
ASM International NV (1)	54	14,656
ASML Holding NV	918	518,524
BE Semiconductor Industries NV	135	10,222
Cirrus Logic, Inc. (1)	162	13,248
CMC Materials, Inc.	54	9,207
Cree, Inc. (1)	135	15,317
Entegris, Inc.	1,512	159,078
FormFactor, Inc. (1)	270	12,250
Inphi Corp. (1)	81	13,332
Lattice Semiconductor Corp. (1)	243	11,693
Melexis NV	54	6,423
MKS Instruments, Inc.	216	35,618
NVIDIA Corp.	756	414,726
Qorvo, Inc. (1)	1,350	235,886
Rambus, Inc. (1)	2,025	42,485
Renesas Electronics Corp. (1)	2,322	25,478
Rohm Co. Ltd.	81	7,960
Semtech Corp. (1)	135	9,897
Siltronic AG	54	9,068
SOITEC (1)	27	5,742
SUMCO Corp.	459	10,469
Synaptics, Inc. (1)	108	14,475
Teradyne, Inc.	1,620	208,348
United Microelectronics Corp. - ADR	8,235	80,703
Xilinx, Inc.	1,377	179,423
		2,137,034
Software — 9.1%
8x8, Inc. (1)	378	12,931
ACI Worldwide, Inc. (1)	464	17,753
Adobe, Inc. (1)	756	347,511
Akamai Technologies, Inc. (1)	1,107	104,612

The accompanying notes are an integral part of these financial statements.

12

Adasina Social Justice All Cap Global ETF

SCHEDULE OF INVESTMENTS at February 28, 2021 (Unaudited) (Continued)

	Shares	Value
Common Stocks — 98.9% (Continued)
Software — 9.1% (Continued)
ANSYS, Inc. (1)	459	$156,514
Atlassian Corp. PLC - Class A (1)	216	51,343
Autodesk, Inc. (1)	541	149,316
AVEVA Group PLC	243	11,534
Blackline, Inc. (1)	138	17,115
Bottomline Technologies DE, Inc. (1)	189	8,482
Box, Inc. - Class A (1)	540	9,909
Broadridge Financial Solutions, Inc.	1,053	150,042
Cadence Design Systems, Inc. (1)	1,485	209,519
CDK Global, Inc.	1,026	51,444
Cerence, Inc. (1)	108	12,012
Change Healthcare, Inc. (1)	972	22,230
Citrix Systems, Inc.	729	97,380
CompuGroup Medical SE & Co. KgaA	81	6,990
Comture Corp.	216	5,504
Cornerstone OnDemand, Inc. (1)	243	12,276
Coupa Software, Inc. (1)	135	46,745
CSG Systems International, Inc. (1)	864	39,874
The Descartes Systems Group, Inc. (1)	243	14,302
DocuSign, Inc. (1)	243	55,078
Elastic NV (1)	216	29,028
Envestnet, Inc. (1)	243	15,557
Evolent Health, Inc. (1)	837	16,866
Fair Isaac Corp. (1)	243	111,185
HUB24 Ltd.	351	5,679
HubSpot, Inc. (1)	162	83,430
IGG, Inc.	15,795	23,578
Intuit, Inc.	729	284,412
Jack Henry & Associates, Inc.	675	100,197
Kinaxis, Inc. (1)	54	7,336
Koei Tecmo Holdings Co. Ltd.	81	4,554
Manhattan Associates, Inc. (1)	169	20,779
Medallia, Inc. (1)	189	7,630
MongoDB, Inc. (1)	108	41,680
MSCI, Inc.	351	145,497
NextGen Healthcare, Inc. (1)	837	15,652
Paychex, Inc.	2,462	224,214
The Sage Group PLC	4,725	36,901
Salesforce.com, Inc. (1)	1,100	238,150
SAP SE	1,377	170,583
Sapiens International Corp. NV	540	16,945
Splunk, Inc. (1)	405	57,919
SPS Commerce, Inc. (1)	189	19,038
Square Enix Holdings Co. Ltd.	135	7,653

	Shares	Value
Software — 9.1% (Continued)
SVMK, Inc. (1)	351	$6,536
Synopsys, Inc. (1)	864	211,861
Take-Two Interactive Software, Inc. (1)	486	89,648
TeamViewer AG (1)	324	17,501
TechMatrix Corp.	459	7,091
Temenos AG	81	10,983
Teradata Corp. (1)(2)	432	17,323
TIS, Inc.	351	7,294
TomTom NV (1)	1,053	9,944
Verint Systems, Inc. (1)	675	33,271
VMware, Inc. - Class A (1)	918	126,877
		3,833,208
Telecommunications — 4.1%
Acacia Communications, Inc. (1)	169	19,433
Advanced Info Service PCL	9,612	52,789
ATN International, Inc.	270	13,144
BT Group PLC	36,342	62,775
Chunghwa Telecom Co. Ltd. - ADR	1,323	52,139
Ciena Corp. (1)	324	16,903
DiGi.Com Bhd	8,100	7,405
Globe Telecom, Inc.	91	3,800
InterDigital, Inc.	702	44,486
Intouch Holdings PCL	3,969	7,343
Iridium Communications, Inc. (1)	324	12,412
Juniper Networks, Inc.	2,187	50,913
KDDI Corp.	3,942	121,731
Maxis Bhd	8,100	9,506
Mobile TeleSystems PJSC - ADR	5,589	45,942
NetLink NBN Trust	22,005	15,721
Nippon Telegraph & Telephone Corp.	6,264	162,156
Nokia Oyj	20,007	80,139
Orange SA	13,635	158,021
PLDT, Inc.	94	2,495
Singapore Telecommunications Ltd.	106,164	187,625
SK Telecom Co. Ltd. - ADR	2,133	51,363
SoftBank Group Corp.	1,555	144,422
StarHub Ltd. (1)	8,748	8,355
Sunrise Communications Group AG	135	16,403
Swisscom AG	189	95,304
Tele2 AB - Class B	1,350	17,124
Telefonica SA (1)	35,073	150,107
Telenor ASA	2,187	35,591
Telia Co. AB	15,417	62,603
True Corp. PCL	65,934	6,870

The accompanying notes are an integral part of these financial statements.

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Adasina Social Justice All Cap Global ETF

SCHEDULE OF INVESTMENTS at February 28, 2021 (Unaudited) (Continued)

	Shares	Value
Common Stocks — 98.9% (Continued)
Telecommunications — 4.1% (Continued)
Viavi Solutions, Inc. (1)	702	$11,362
Vonage Holdings Corp. (1)	675	8,923
		1,735,305
Toys, Games & Hobbies — 0.3%
Games Workshop Group PLC	27	3,607
Hasbro, Inc.	1,458	136,629
		140,236
Transportation — 1.6%
BTS Group Holdings PCL	65,745	20,508
East Japan Railway Co.	3,969	292,702
Forward Air Corp.	189	16,211
Hankyu Hanshin Holdings, Inc.	594	19,709
Heartland Express, Inc.	837	15,233
Keisei Electric Railway Co. Ltd.	216	7,785
Kuehne + Nagel International AG	432	102,930
Kyushu Railway Co.	297	7,727
Matson, Inc.	135	9,351
Nagoya Railroad Co. Ltd.	432	10,964
Nippon Yusen KK	297	8,516
Odakyu Electric Railway Co. Ltd.	3,213	93,941
Seibu Holdings, Inc.	756	9,083
TFI International, Inc.	351	24,645
Tokyu Corp.	891	12,244
West Japan Railway Co.	243	14,857
Yamato Holdings Co. Ltd.	189	4,971
		671,377
Trucking & Leasing — 0.0% (3)
GATX Corp.	81	7,730
Total Common Stocks
(Cost $41,323,436)		41,830,209

Preferred Stocks — 0.6%
Auto Manufacturers — 0.3%
Porsche Automobil Holding SE	1,269	102,246

Banks — 0.3%
Banco Bradesco SA - ADR	29,079	120,387
Grupo Aval Acciones y Valores SA	47,304	15,541
		135,928
Total Preferred Stocks
(Cost $253,167)		238,174

	Shares	Value
Short-Term Investments — 0.4%
Money Market Funds — 0.4%
First American Government Obligations Fund - Class X, 0.036% (4)	167,174	$167,174
Total Short-Term Investments
(Cost $167,174)		167,174

Investments Purchased With Collateral From Securities Lending — 0.3%
Mount Vernon Liquid Assets Portfolio, LLC, 0.130% (4)	110,871	110,871
Total Investments Purchased With Collateral From Securities Lending
(Cost $110,871)		110,871

Total Investments in Securities — 100.2%
(Cost $41,854,648)		42,346,428
Liabilities in Excess of Other Assets — (0.2)%		(66,111)
Total Net Assets — 100.0%		$42,280,317

ADR	American Depositary Receipt
CDI	CHESS Depositary Interest
(1)	Non-income producing security.
(2)

This security or a portion of this security was out on loan as of February 28, 2021. Total loaned securities had a value of $107,488 or 0.3% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	Does not round to 0.1% or (0.1)%, as applicable.
(4)	The rate shown is the annualized seven-day effective yield as of February 28, 2021.

The accompanying notes are an integral part of these financial statements.

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Adasina Social Justice All Cap Global ETF

Statement of Assets and Liabilities at February 28, 2021 (Unaudited)

Assets:
Investments in securities, at value (Cost $41,854,648) (Note 2) (1)	$42,346,428
Receivables:
Investment securities sold	36,422
Dividends and interest	35,034
Securities lending income, net	1
Total assets	42,417,885

Liabilities:
Collateral received for securities loaned	110,871
Payables:
Management fees (Note 4)	26,697
Total liabilities	137,568
Net Assets	$42,280,317

Components of Net Assets:
Paid-in capital	$41,751,037
Total distributable (accumulated) earnings (losses)	529,280
Net assets	$42,280,317

Net Asset Value (unlimited shares authorized):
Net assets	$42,280,317
Shares of beneficial interest issued and outstanding	2,700,000
Net asset value	$15.66

(1)	Includes loaned securities with a value of $107,488.

The accompanying notes are an integral part of these financial statements.

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Adasina Social Justice All Cap Global ETF

Statement of Operations For the Period Ended February 28, 2021 (Unaudited) (1)

Investment Income:
Dividend income (net of foreign withholding tax of $3,341)	$60,291
Interest income	357
Securities lending income	1
Total investment income	60,649

Expenses:
Management fees (Note 4)	53,115
Total expenses	53,115
Net investment income (loss)	7,534

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	33,123
Foreign currency translation	(2,306)
Change in net unrealized appreciation/depreciation on:
Investments and foreign currency translation	490,929
Net realized and unrealized gain (loss) on investments	521,746
Net increase (decrease) in net assets resulting from operations	$529,280

(1)	The Fund commenced operations on December 8, 2020. The information presented is from December 8, 2020 to February 28, 2021.

The accompanying notes are an integral part of these financial statements.

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Adasina Social Justice All Cap Global ETF

Statement of Changes in Net Assets

Period Ended February 28, 2021 (Unaudited) (1)
Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$7,534
Net realized gain (loss) on investments and foreign currency translation	30,817
Change in net unrealized appreciation/depreciation on investments and foreign currency translation	490,929
Net increase (decrease) in net assets resulting from operations	529,280

Distributions to Shareholders:
Net distributions to shareholders	—

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares (2)	41,751,037
Total increase (decrease) in net assets	42,280,317

Net Assets:
Beginning of period	—
End of period	$42,280,317

(1)	The Fund commenced operations on December 8, 2020. The information presented is from December 8, 2020 to February 28, 2021.
(2)	Summary of share transactions is as follows:

	Period Ended February 28, 2021 (Unaudited) (1)
	Shares	Value
Shares sold (3)	2,700,000	$41,751,037
Shares redeemed	—	—
Net increase (decrease)	2,700,000	$41,751,037

(3)	Net variable fees of $2,947.

The accompanying notes are an integral part of these financial statements.

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Adasina Social Justice All Cap Global ETF

Financial Highlights For a capital share outstanding throughout the period

Period Ended February 28, 2021 (Unaudited) (1)
Net asset value, beginning of period	$15.00

Income from Investment Operations:
Net investment income (loss) (2)(6)	0.00
Net realized and unrealized gain (loss) on investments	0.66
Total from investment operations	0.66

Less Distributions:
From net investment income	—
Total distributions	—

Net asset value, end of period	$15.66
Total return (3)(4)	4.40%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$42.3
Portfolio turnover rate (3)	2%
Ratio of expenses to average net assets (5)	0.89%
Ratio of net investment income (loss) to average net assets (5)	0.13%

(1)	The Fund commenced operations on December 8, 2020. The information presented is from December 8, 2020 to February 28, 2021.
(2)	Calculated using average shares outstanding method.
(3)	Not annualized.
(4)	The total return is based on the Fund’s net asset value.
(5)	Annualized.
(6)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

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Adasina Social Justice All Cap Global ETF

Notes to Financial Statements February 28, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

The Fund is a diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on December 8, 2020.

The investment objective of the Fund is to seek to provide capital appreciation and income.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business.

For securities for which quotations are not readily available, a fair value will be determined by the Valuation Committee using the Fair Value Procedures approved by the Trust’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Fair Value Procedures adopted by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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Adasina Social Justice All Cap Global ETF

NOTES TO FINANCIAL STATEMENTS February 28, 2021 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2021:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$—	$41,830,209	$—	$—	$41,830,209
Preferred Stocks (1)	—	238,174	—	—	238,174
Short-Term Investments	—	167,174	—	—	167,174
Investments Purchased With Collateral From Securities Lending (2)	110,871	—	—	—	110,871
Total Investments in Securities	$110,871	$42,235,557	$—	$—	$42,346,428

(1)	See Schedule of Investments for the industry breakout.
(2)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.

Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of February 28, 2021, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.

Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

20

Adasina Social Justice All Cap Global ETF

NOTES TO FINANCIAL STATEMENTS February 28, 2021 (Unaudited) (Continued)

E.

Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid at least quarterly. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.

Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.

Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the LRMP.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.

Emerging Markets Risk. The Fund may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell, or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

B.

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, or government controls.

C.	Exchange Traded Fund (“ETF”) Risks.

●

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

21

Adasina Social Justice All Cap Global ETF

NOTES TO FINANCIAL STATEMENTS February 28, 2021 (Unaudited) (Continued)

●

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

D.

Foreign Securities Risks. Investments in securities or other instruments of non-U.S. issuers, including ADRs, involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities, including ADRs, can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

E.	Market Capitalization Risk.

●

Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●

Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

●

Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available

F.

Sector Risk. At times the Fund may increase the relative emphasis of its investments in a particular sector or group of industries. The prices of securities of issuers in a particular sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, the value of Shares may fluctuate in response to events affecting that industry or sector.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Toroso Investments, LLC (the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions.

22

Adasina Social Justice All Cap Global ETF

NOTES TO FINANCIAL STATEMENTS February 28, 2021 (Unaudited) (Continued)

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.89%. Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the Management Fee payable to the Adviser (collectively, “Excluded Expenses”). The Management Fees incurred are paid monthly to the Adviser.

Robasciotti & Associates, Inc., doing business as Adasina Social Capital (the “Sub-Adviser”), serves as sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.02% of the Fund’s average daily net assets.

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and trustees of the Trust are affiliated with the Adviser and Fund Services. None of the affiliated trustees or the Trust’s officers receive compensation from the Fund.

NOTE 5 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Fund. The Fund receives compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of February 28, 2021, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Fund bears the risk of loss associated with the investment of cash collateral received.

During the period ended February 28, 2021, the Fund loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in the Fund’s Schedule of Investments. Securities lending income is disclosed in the Fund’s Statement of Operations.

23

Adasina Social Justice All Cap Global ETF

NOTES TO FINANCIAL STATEMENTS February 28, 2021 (Unaudited) (Continued)

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the period ended February 28, 2021, the cost of purchases and proceeds from the sales or maturities of securities, excluding short term investments and U.S. government securities were $42,041,177 and $498,662, respectively.

There were no purchases or sales of long-term U.S. Government securities for the period ended February 28, 2021.

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the period ended February 28, 2021. Differences between the tax cost of investments and the cost noted in the Schedule of Investments will be determined at fiscal year-end. The Fund did not have any distributions paid during the period ended February 28, 2021.

Net capital losses incurred after October 31 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. The Fund commenced operations on December 8, 2020, therefore, the Fund had no late year losses, no post-October losses, and no capital loss carryovers.

NOTE 8 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 100,000 shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $12,000, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% and for Redemption Units of up to a maximum of 3%, respectively, of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 9 – COVID-19 PANDEMIC

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the novel coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs in the private sector, rising unemployment claims, changed travel and social behaviors, and reduced consumer spending. The recovery from the effects of COVID-19 is uncertain and may last for an extended period of time. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with the Fund’s investment objective but there can be no assurance that it will be successful in doing so.

24

Adasina Social Justice All Cap Global ETF

NOTES TO FINANCIAL STATEMENTS February 28, 2021 (Unaudited) (Continued)

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be disclosed in the Fund’s financial statements.

25

Adasina Social Justice All Cap Global ETF

Expense Example For the Period Ended February 28, 2021 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees of the Fund. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The actual expenses example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from December 8, 2020 (commencement of operations) to February 28, 2021. The hypothetical example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from September 1, 2020 to February 28, 2021.

Actual Expenses

The first line of the following table provides information about actual account values based on actual returns and actual expenses. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Fund’s shares. Therefore, the second line of the following table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 8, 2020	Ending Account Value February 28, 2021	Expenses Paid During the Period December 8, 2020 - February 28, 2021 (1)
Actual	$ 1,000.00	$ 1,044.00	$ 2.07

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During the Period September 1, 2020 - February 28, 2021 (2)
Hypothetical (5% annual return before expenses)	1,000.00	1,020.38	4.46

(1)

The actual expenses are equal to the Fund’s annualized net expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 83/365 (to reflect the period from December 8, 2020 to February 28, 2021, the commencement of operations date to the end of the period).

(2)

The hypothetical expenses are equal to the Fund’s annualized net expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent six-month period).

26

Adasina Social Justice All Cap Global ETF

Basis for Trustees’ Approval of Investment Advisory and Sub-Advisory Agreements (Unaudited)

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met via video conference at a meeting held on September 10, 2020 to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Adasina Social Justice All Cap Global ETF (the “Fund”), a series of the Trust, and Toroso Investments, LLC, the Fund’s investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from the Trust’s outside legal counsel, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the proposed unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.

Nature, extent and quality of services to be provided. The Board considered the nature, extent and quality of the Adviser’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who will serve as co-portfolio managers of the Fund, as well as the responsibilities of other key personnel of the Adviser to be involved in the day to day activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that to be employed by the Fund.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment strategy and restrictions, oversight of the Fund’s sub-adviser and other service providers to the Fund, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed ETF. The Board noted that the Adviser would be responsible for trade execution and the Fund’s sub-adviser would be responsible for selecting the Fund’s investments.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Adviser’s compliance program, were satisfactory.

2.

Investment performance of the Fund and the Adviser. The Board noted that the Fund had not yet commenced operations and, therefore, concluded that performance of the Fund was not a relevant factor for consideration. The Board also considered that because the investment decision-making for the Fund would be performed by the Fund’s sub-adviser, the Fund’s performance would not be the direct result of investment decisions made by the Adviser. Consequently, with respect to the Fund’s performance, the Board in the future would focus on the Adviser’s services, including the extent to which the Fund’s performance was achieving its investment objective, as well as the Adviser’s oversight of the Fund’s sub-adviser services.

3.

Cost of services to be provided and profits to be realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s proposed advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee was a “unitary fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board considered comparative information

27

Adasina Social Justice All Cap Global ETF

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

prepared by Fund Services utilizing data provided by Morningstar Direct relating to the cost structure of the Fund relative to a peer group. The Fund was compared to ETFs in multiple U.S. World categories with varying equity capitalization exposures, including U.S. Fund World Large Stock and U.S. Fund World Small/Mid Stock categories.

The Board concluded that the Fund’s proposed expense ratio and the advisory fee to be paid to the Adviser were fair and reasonable in light of the comparative expense information and the investment management services to be provided to the Fund by the Adviser given the nature of the Fund’s strategy. The Board also evaluated, based on information provided by the Adviser, the compensation and benefits expected to be received by the Adviser and its affiliates from its relationship with the Fund, taking into account an analysis of the Adviser’s expected profitability with respect to the Fund and the Board further concluded that the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business.

4.

Extent of economies of scale as the Fund grows. The Board considered the potential economies of scale that the Fund might realize under the structure of the proposed advisory fee. The Board noted the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structures.

5.

Benefits to be derived from the relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser will provide to the Fund; and (c) the approval of the Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

At the meeting held on September 10, 2020, the Board also considered the initial approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the Fund, entered into between the Adviser and Robasciotti & Associates, Inc., doing business as Adasina Social Capital, the Fund’s sub-adviser (the “Sub-Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including copies of the Sub-Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including the due diligence response completed by the Sub-Adviser with respect to a specific request letter from the Trust’s outside legal counsel, Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, bibliographic information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Sub-Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.

Nature, extent and quality of services to be provided. The Board considered the nature, extent and quality of the Sub-Adviser’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of Rachel Robasciotti and Maya Philipson, who will serve as co-portfolio managers for the Fund, as well as the responsibilities of other key personnel of the Sub-Adviser to be involved in the day-to-day activities of the Fund. The Board reviewed the due diligence information provided by the Sub-Adviser, including information regarding the Sub-Adviser’s compliance program, its compliance personnel and compliance record, as well as the Sub-Adviser’s cybersecurity program and business continuity plan. The Board noted that the Sub Adviser does not manage any other accounts that utilize a strategy similar to that to be employed by the Fund.

28

Adasina Social Justice All Cap Global ETF

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, monitoring the extent to which the Fund meets its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that the Sub-Adviser would be responsible for selecting the Fund’s investments, subject to oversight by the Adviser.

The Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Sub-Adviser’s compliance program, were satisfactory.

2.

Investment performance of the Fund and the Sub-Adviser. The Board noted that the Fund had not yet commenced operations and, therefore, concluded that performance of the Fund was not a relevant factor for consideration.

3.

Cost of services to be provided and profits to be realized by the Sub-Adviser. The Board considered the structure of the proposed sub-advisory fee to be paid by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub-advisory fee payable under the Sub-Advisory Agreement was reasonable in light of the services to be performed by the Sub-Adviser. Since the sub-advisory fee is to be paid by the Adviser, the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fee paid to the Sub-Adviser. Consequently, the Board did not consider the cost of services provided by the Sub-Adviser or the potential profitability of its relationship with the Fund to be material factors for consideration given that the Sub-Adviser is not affiliated with the Adviser and, therefore, the sub-advisory fee to be paid to the Sub-Adviser was negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fee to be paid to the Sub-Adviser by the Adviser reflected an appropriate allocation of the advisory fee and was reasonable in light of the services to be provided by the Sub-Adviser.

4.

Extent of economies of scale as the Fund grows. Since the sub-advisory fee payable to the Sub-Adviser is not paid by the Fund, the Board did not consider whether the sub-advisory fee should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

5.

Benefits to be derived from the relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Sub-Adviser from its association with the Fund. The Board concluded that the benefits the Sub-Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fee is reasonable in light of the services that the Sub-Adviser will provide to the Fund; and (c) the approval of the Sub-Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

29

Adasina Social Justice All Cap Global ETF

Statement Regarding Liquidity Risk Management Program

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the Adasina Social Justice All Cap Global ETF, has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect Fund shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Toroso Investments, LLC, the Fund’s investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a Program Administrator Committee composed of certain Trust officers. The Program Administrator has also delegated certain responsibilities under the Program to a sub-adviser of the Fund; however, the Program Administrator remains responsible for the overall administration and operation of the Program. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On November 19, 2020, the Board reviewed the Program Administrator’s written annual report for the period December 1, 2019 through September 30, 2020 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a Fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a Fund, among other means. The Trust has engaged the services of ICE Data Services, a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program is adequately designed and operating effectively.

The Fund commenced operations on December 8, 2020 and was not a part of the Report but has adopted the Program upon commencement of operations.

30

Adasina Social Justice All Cap Global ETF

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (833) 743-0080 or by accessing the Fund’s website at www.adasinaetf.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-months ending June 30 is available upon request without charge by calling (833) 743-0080 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for first and third fiscal quarters on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling (833) 743-0080. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on the Fund’s website daily at www.adasinaetf.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily net asset value (“NAV”) is available, without charge, on the Fund’s website at www.adasinaetf.com.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (833) 743-0080. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.adasinaetf.com.

31

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Investment Adviser
Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Investment Sub-Adviser
Adasina Social Capital
870 Market Street, Suite 1275
San Francisco, California 94102

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
Adasina Social Justice All Cap Global ETF	JSTC	886364876

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 6, 2021

By (Signature and Title)*	/s/ Daniel Carlson
Daniel Carlson, Treasurer/Principal Financial Officer

Date	May 6, 2021

*	Print the name and title of each signing officer under his or her signature.